Summary of allowance for Credit Losses included in accrued expenses and other liabilities on Off-Balance sheet credit exposures and undrawn commitments (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)
Schedule Of Allowance For Credit Losses OnOff BalanceSheet Credit Exposures And Undrawn Commitments [Abstract]
Allowance for credit losses, beginning of the period	₨ 5,818.7	$ 69.8	₨ 6,087.6
Net provision for credit exposures	1,421.8	17.1	(268.9)
Allowance for credit losses, end of the period	₨ 7,240.5	$ 86.9	₨ 5,818.7